Financial Risk Management (Tables)	12 Months Ended
Jan. 31, 2019
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Disclosure of Financial Risk Management

The Group’s liabilities have contractual maturities which are summarised below:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Trade paybles NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s

Not later than 1 month
31 January 2019	1,329	23,580	24,908	18,325	(19,212)	(887)
31 January 2018	24,677	21,143	45,820	13,577	(13,950)	(373)
31 January 2017	56,333	19,221	75,554	2,078	(2,250)	(172)

1 to 3 months
31 January 2019	184	-	184	9,610	(10,061)	(451)
31 January 2018	148	-	148	13,836	(14,453)	(617)
31 January 2017	129	-	129	9,900	(11,326)	(1,426)

3 months to 1 year
31 January 2019	20,184	-	20,184	4,976	(5,121)	(145)
31 January 2018	27,247	-	27,247	20,895	(21,993)	(1,098)
31 January 2017	18,631	-	18,631	37,855	(40,445)	(2,590)

1 to 5 years
31 January 2019	-	-	-	-	-	-
31 January 2018	-	-	-	-	-	-
31 January 2017	323	-	323	-	-	-

Total
31 January 2019	21,697	23,580	45,277	32,912	(34,395)	(1,483)
31 January 2018	52,072	21,143	73,215	48,308	(50,396)	(2,088)
31 January 2017	75,416	19,221	94,637	49,833	(54,021)	(4,188)

Disclosure of Credit Risk Exposure

	31 January 2019	31 January 2018	31 January 2017
	NZ $000’s	NZ $000’s	NZ $000’s
Trade receivables
Counterparty without external credit ratings
New customer less than 6 months	42	12	187
Existing customers (more than 6 months with default in past)	7,747	9,970	26,312
Total trade receivables	7,789	9,982	26,499

	31 January 2019	31 January 2018	31 January 2017
	NZ $000’s	NZ $000’s	NZ $000’s
Credit ratings
AA-	1,915	10,591	265
A+	-	94	(11)
	1,915	10,685	254

Disclosure of Market Risk

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

	AUD NZ$000’s	USD NZ$000’s	GBP NZ$000’s	EUR NZ$000’s	HKD NZ$000’s	Total NZ$000’s
31 January 2019
Trade receivables	51	42	-	285	-	378
Trade payables	1	9,035	8	61	7	9,111
Cash and cash equivalents	623	149	38	8	11	829

31 January 2018
Trade receivables	328	199	-	1,376	-	1,903
Trade payables	781	11,209	74	29	53	12,146
Cash and cash equivalents	1,660	7,190	77	92	165	9,185

31 January 2017
Trade receivables	424	211	-	1,509	-	2,144
Trade payables	315	8,557	131	32	16	9,051
Cash and cash equivalents	926	401	131	388	28	1,874

Disclosure of Detailed Information About Hedging Instruments

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Accounts			Average Exchange Rate
	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Buy USD/ sell NZD
Settlement
Less than 6 months	34,395	48,149	47,292	0.6620	0.7061	0.6687
6 months to 1 year	-	-	3,479	-	-	0.7186

Buy AUD/ sell NZD
Settlement
	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
Less than 6 months	-	2,247	2,250	-	0.8900	0.8890

Buy GBP/ sell NZD
Settlement
Less than 6 months	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$

Disclosure of Financial Instruments by Type of Interest Rate

At the reporting date, the Group is exposed to changes in market interest rates through its bank borrowings, which are subject to variable interest rates.

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Floating rate instruments
Bank overdrafts	-	-	-
Working capital financing bank facility	-	22,489	31,710
Convertible notes	-	1,740	16,474
Borrowings	20,000	16,000	16,000
	20,000	40,229	64,184

Currency risk [member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2018)	(954)	954
Net results/Equity (31 January 2017)	(1,509)	1,509
Net results/Equity (30 June 2016)	(1,196)	1,196

AUD
Net results/Equity (31 January 2018)	(5)	5
Net results/Equity (31 January 2017)	(805)	805
Net results/Equity (30 June 2016)	86	(86)

GBP
Net results/Equity (31 January 2018)	(1)	1
Net results/Equity (31 January 2017)	(175)	175
Net results/Equity (30 June 2016)	34	(34)

EUR
Net results/Equity (31 January 2018)	(32)	32
Net results/Equity (31 January 2017)	(136)	136
Net results/Equity (30 June 2016)	186	(186)

HKD
Net results/Equity (31 January 2018)	(1)	1
Net results/Equity (31 January 2017)	(14)	14
Net results/Equity (30 June 2016)	1	(1)

Interest Rate Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

The calculations are based on the financial instruments held at each reporting date. All other variables are held constant.

	NZ $000’s
	1.00%	1.00%
Net results/Equity (31 January 2019)	200	(200)
Net results/Equity (31 January 2018)	402	(402)
Net results/Equity (31 January 2017)	642	(642)